Note 5 - Accounts and Grants Receivable (Tables)	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	March 31, 2021	December 31, 2020
Trade receivable	$330,956	$973,852
Government grants receivable (Note 14)	55,000	-
	$385,956	$973,852